Income Taxes (Tables)	12 Months Ended
Jun. 30, 2015
Income Taxes
Schedule of current and deferred components of income tax expense from continuing operations

	Year Ended June 30,
	2015	2014
	(Dollars in thousands)
Current provision
Federal	$4,282	$3,518
State	898	733

Total current provision	5,180	4,251
Deferred benefit
Federal	(901)	(2,482)
State	(284)	(190)

Total deferred benefit	(1,185)	(2,672)

Total tax provision	$3,995	$1,579

Schedule of reconciliation between the statutory federal income tax rate and the effective tax rate on income from continuing operations

	Year Ended June 30,
	2015	2014
	(Dollars in thousands)
Expected income tax expense at federal tax rate	$3,786	$1,450
State tax, net of federal tax benefit	379	359
Non-taxable BOLI income	(150)	(153)
Low-income housing tax credit	(118)	(118)
Other	98	41

Total tax provision	$3,995	$1,579

Schedule of significant portions of the deferred tax assets and deferred tax liabilities

	June 30,
	2015	2014
	(Dollars in thousands)
Deferred tax assets
Allowance for loan losses	$722	$501
Loan basis differential	3,781	3,198
Time deposit basis differential	4	68
Derivative basis differential	—	30
Capital lease	521	585
Compensation and benefits	809	460
Stock-based compensation	1,167	897
Unrealized loss on derivatives	472	225
Unrealized loss on available for sale securities	318	434
Interest on nonperforming loans	289	312
Limited partnerships	124	100
Other	777	733

Gross deferred tax asset	8,984	7,543
Less: valuation allowance	49	—

Total deferred tax assets	8,935	7,543
Deferred tax liabilities
Intangible assets	842	1,050
Prepaid expenses	368	238
Premises and equipment	1,231	1,443
Borrowings basis differential	2,869	2,811
Other	424	113

Total deferred tax liability	5,734	5,655

Net deferred tax asset	$3,201	$1,888

Schedule of reconciliation of the beginning and ending amounts of uncertain tax positions

	Tax Position	Interest and Penalties	Total
	(Dollars in thousands)
Balance, June 30, 2013	$—	$—	$—
Reduction of tax positions for prior years	—	—	—
Increase for prior year tax position	101	12	113
Increase for current year tax position	—	—	—

Balance, June 30, 2014	$101	$12	$113

Reduction of tax positions for prior years	—	—	—
Increase for prior year tax position	8	6	14
Increase for current year tax position	—	—	—

Balance, June 30, 2015	$109	$18	$127